May 4, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR

RE:RiverSource of New York Variable Annuity Account ("Registrant") RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to 4/30/2012)

File Nos. 333-91691/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 48 filed on April 27, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
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Nicole D. Wood
Assistant General Counsel and Assistant Secretary